Inventories (Tables)	12 Months Ended
Sep. 30, 2024
Inventories [Abstract]
Schedule of Inventories	Inventories consisted of the following:
	September 30, 2024	September 30, 2023
Raw materials	$2,060,514	$2,618,406
Work-in-progress	1,745,523	1,613,781
Finished goods	1,367,421	820,949
Inventories	$5,173,458	$5,053,136